DEBT	12 Months Ended
Dec. 31, 2023
DEBT
DEBT

7) DEBT

($ thousands)	December 31, 2023	December 31, 2022
Current:
Senior notes	$80,600	$80,600
Long-term:
Bank credit facilities	63,429	56,316
Senior notes	42,000	122,600
Total debt	$186,029	$259,516

Bank Credit Facilities

Enerplus has two senior unsecured, covenant-based, sustainability linked lending (“SLL”) bank credit facilities. The first is a $900 million facility with $50 million maturing on October 31, 2025 and $850 million maturing on October 31, 2026. The second facility for $365 million matures on October 31, 2025. Drawn fees range between 125 and 315 basis points over CDOR and SOFR rates and standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The SLL bank credit facilities incorporate environmental, social and governance (“ESG”)-linked incentive pricing terms which reduce or increase the borrowing costs by up to 5 basis points as Enerplus’ sustainability performance targets (“SPT”) are exceeded or missed. The SPTs are based on ESG goals related to greenhouse gas emissions, water management, and health and safety. Debt issuance costs of $1.6 million in relation to the SLL bank credit facilities were netted against the bank credit facilities at December 31, 2023. For the year ended December 31, 2023, amortization of debt issuance costs amounted to $1.6 million (December 2022 – $1.5 million).

Senior Notes

During 2023, Enerplus made its second $21.0 million principal repayment on its 2014 senior notes. In addition, Enerplus made its fourth $59.6 million principal repayment on its 2012 senior notes. The terms and rates of the Company’s outstanding senior notes are provided below:

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	3 equal annual installments beginning September 3, 2024	3.79%	$200,000	$63,000
May 15, 2012	May 15	1 final installment on May 15, 2024	4.40%	$355,000	$59,600
		Total carrying value at December 31, 2023			$ 122,600